Equity - Schedule of amounts attributable to non controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income statement
Sales	$ 27,964	$ 27,891	$ 28,270
Net sales	20,245	20,269	20,555
Profit for the year	2,538	4,166	4,479
Other comprehensive (loss)/income	803	(485)	(482)
Total comprehensive (loss)/income for the year	3,341	3,681	3,997
Attributable to non-controlling interests	183	277	(66)
Balance sheet
Non-current assets	31,825	30,348
Current assets	17,497	15,126
Non-current liabilities	(25,432)	(23,536)
Current liabilities	(10,712)	(9,868)
Net assets	13,178	12,070
Attributable to non-controlling interests	2,088	2,038
Cash flow
Net cash inflow from operating activities	4,297	4,105	3,636
Net cash outflow from investing activities	(1,720)	(1,595)	(1,426)
Net cash outflow from financing activities	(1,494)	(3,106)	(3,041)
Net increase/(decrease) in net cash and cash equivalents	1,083	(596)	(831)
Exchange differences	(35)	(33)	(76)
USL
Income statement
Sales	3,201
Net sales	1,405
Profit for the year	181
Other comprehensive (loss)/income	(50)
Total comprehensive (loss)/income for the year	131
Attributable to non-controlling interests	56
Balance sheet
Non-current assets	1,300
Current assets	1,304
Non-current liabilities	(199)
Current liabilities	(565)
Net assets	1,840
Attributable to non-controlling interests	791
Cash flow
Net cash inflow from operating activities	278
Net cash outflow from investing activities	(185)
Net cash outflow from financing activities	(77)
Net increase/(decrease) in net cash and cash equivalents	16
Exchange differences	(4)
Dividends payable to non-controlling interests	(32)
Others
Income statement
Sales	3,238
Net sales	2,463
Profit for the year	347
Other comprehensive (loss)/income	(241)
Total comprehensive (loss)/income for the year	106
Attributable to non-controlling interests	127
Balance sheet
Non-current assets	4,229
Current assets	1,437
Non-current liabilities	(1,450)
Current liabilities	(1,038)
Net assets	3,178
Attributable to non-controlling interests	1,297
Cash flow
Net cash inflow from operating activities	330
Net cash outflow from investing activities	(120)
Net cash outflow from financing activities	(317)
Net increase/(decrease) in net cash and cash equivalents	(107)
Exchange differences	14
Dividends payable to non-controlling interests	(108)
Entities value for subsidiaries
Income statement
Sales	6,439	6,224	6,409
Net sales	3,868	3,718	3,767
Profit for the year	528	777	80
Other comprehensive (loss)/income	(291)	(16)	(172)
Total comprehensive (loss)/income for the year	237	761	(92)
Attributable to non-controlling interests	183	277	(66)
Balance sheet
Non-current assets	5,529	5,741	5,354
Current assets	2,741	2,545	2,316
Non-current liabilities	(1,649)	(1,774)	(1,656)
Current liabilities	(1,603)	(1,738)	(1,788)
Net assets	5,018	4,774	4,226
Attributable to non-controlling interests	2,088	2,038	1,853
Cash flow
Net cash inflow from operating activities	608	693	604
Net cash outflow from investing activities	(305)	(211)	(236)
Net cash outflow from financing activities	(394)	(456)	(170)
Net increase/(decrease) in net cash and cash equivalents	(91)	26	198
Exchange differences	10	(33)	(111)
Dividends payable to non-controlling interests	$ (140)	$ (121)	$ (117)